Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Share-Based Compensation [Abstract]
Share-Based Compensation
6. SHARE-BASED COMPENSATION

The Company has various stock plans under which employees and directors may be granted nonvested stock which vests over a time period, except as noted below to those employees who have reached age 65 and vest immediately. The 2007 Stock Plan also allows for the granting of non-qualified stock options or incentive stock options. Upon vesting, the stock options allow the participant to purchase common stock at 100% of the market price on the day the options were granted. No options were granted in 2013, 2012 or 2011. As of December 31, 2013, there were 1.2 million shares available to be granted as nonvested stock under existing stock plans.

Stock options became exercisable over a three-year vesting period, or earlier upon retirement, and expire 10 years from the date of grant. Expense for stock options was recognized on a straight-line basis over three years from the date of grant or over the period from the date of grant until the participant was retirement-eligible, whichever was less. Treasury shares are issued for nonvested stock awards and for the exercise of stock options.
The following table summarizes the transactions involving the stock option plans:

		Weighted-	Weighted-
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
(in thousands except exercise price and life)	Options	Price	Life (Years)	Value

Outstanding at December 31, 2010	328	$22.06	3.9	$4,807
Exercised	(121)	21.55
Outstanding at December 31, 2011	207	22.36	3.1	3,222
Exercised	(66)	22.38
Outstanding at December 31, 2012	141	22.35	2.7	1,859
Exercised	(48)	21.00
Outstanding at December 31, 2013	93	$23.04	2.2	$2,374
Exercisable at December 31, 2013	93	$23.04	2.2	$2,374

The aggregate intrinsic values of stock options exercised during 2013, 2012 and 2011, were $1.1 million, $0.9 million and $1.7 million, respectively.

As of December 31, 2013, all stock options outstanding were vested.

The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2013:

	Range of Exercise Price
(in thousands except life and exercise price)	$18.57-22.99	$23.00-26.11	$26.12-30.07
Options outstanding	36	37	20
Weighted-average remaining contractual life, in years	1.6	1.7	3.8
Weighted-average exercise price	$19.62	$23.50	$28.16
Options exercisable	36	37	20
Weighted-average exercise price	$19.62	$23.50	$28.16

The Company’s stock plans also provide for the awarding of nonvested stock. Expense for shares of nonvested stock is recognized over the vesting period or during the period from the date of grant until the participant attains age 65, whichever is less. The vesting period is five years for awards granted prior to December 2013 and three years beginning with awards in December 2013. During the period of restriction, the holder of nonvested stock has voting rights and is entitled to receive all dividends and other distributions paid with respect to the stock

Starting with the December 2013 grant, 50% of the grant consisted of performance stock unit awards. The number of shares issued under these awards will be based on certain performance metrics measured over a two-year period. During the vesting period, the holder of the performance stock units will not be entitled to vote or receive dividends and other distributions paid with respect to the stock, until the units have vested and the shares of stock are issued.

The Company expenses awards for nonvested stock based on the fair value of the Company’s common stock at the date of the grant.

The following table summarizes the nonvested stock and performance stock units activity:

		Grant Date
		Weighted-	Aggregate
		Average	Intrinsic
(in thousands except fair value)	Shares	Fair Value	Value
Outstanding at December 31, 2010	363	$29.20	$13,340
Granted	270	35.48
Vested	(175)	34.04
Cancelled	(58)	28.45
Outstanding at December 31, 2011	400	31.42	15,142
Granted	293	36.09
Vested	(314)	33.59
Cancelled	(40)	33.41
Outstanding at December 31, 2012	339	33.22	12,046
Granted	262	46.14
Vested	(94)	40.57
Cancelled	(10)	42.22
Outstanding at December 31, 2013	497	$38.46	$24,095

The total intrinsic values of shares vested during 2013, 2012 and 2011, was $4.4 million, $11.2 million and $6.2 million, respectively.

As of December 31, 2013, total remaining unearned compensation, net of expected forfeitures, related to nonvested stock and performance stock units was $11.6 million, which will be amortized over the weighted-average remaining service period of 2.4 years.

Total pre-tax share-based compensation recognized in the Consolidated Statements of Earnings was $8.4 million, $10.1 million and $7.8 million in 2013, 2012 and 2011, respectively. Tax related benefits of $2.6 million, $2.4 million and $1.2 million were also recognized in 2013, 2012 and 2011, respectively. Cash received from the exercise of stock options was $1.0 million, $1.5 million and $2.6 million for 2013, 2012 and 2011, respectively, and is reflected in cash flows from financing activities in the Consolidated Statements of Cash Flows.